COMMITMENTS AND CONTINGENCIES (Q3) (Details)	4 Months Ended	9 Months Ended
	Dec. 31, 2020 USD ($) Demand $ / shares	Sep. 30, 2021 USD ($) Demand $ / shares	Nov. 25, 2020 USD ($)
Underwriting Agreement [Abstract]
Deferred underwriter fee discount (in dollars per share) | $ / shares	$ 0.35	$ 0.35
Deferred underwriting fees | $	$ 6,037,500	$ 6,037,500	$ 6,037,500
Maximum [Member]
Registration and Stockholder Rights [Abstract]
Number of demands eligible security holder can make | Demand	3	3